Aggregate Principal Payments On Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Debt Outstanding [Line Items]
2012	$ 350.0
2013	150.0
2014	0
2015	0
2016	0
Thereafter	1,962.1
Total	$ 2,462.1